Non-Controlling Interests (Details)	Oct. 31, 2024 CNY (¥) m² shares	Oct. 31, 2024 USD ($)	Oct. 25, 2024 CNY (¥) m²	Oct. 25, 2024 USD ($) m²	Dec. 31, 2024 shares	Oct. 31, 2024 USD ($) m² shares	Oct. 10, 2024 CNY (¥)	Oct. 10, 2024 USD ($)	Sep. 30, 2024	May 31, 2024	Apr. 30, 2024	Jan. 31, 2024	Dec. 31, 2023 shares
Noncontrolling Interest [Line Items]
Reverse in non-controlling interest							¥ 416,179	$ 57,896
Ware house (in Square Meters) | m²			28,320	28,320
Consideration	¥ 14,657,148	$ 2,039,000	¥ 14,657,148	$ 2,039,000
Non-controlling interest	¥ 1,455,812					$ 202,522
Class A Ordinary Shares [Member]
Noncontrolling Interest [Line Items]
Common stock shares issued (in Shares) | shares					88,408,017								14,942,623
Qingdao Oranda Supply Chain Management [Member]
Noncontrolling Interest [Line Items]
Equity interest							51.00%	51.00%				51.00%
Shenzhen Jiniu International Logistics Co., Ltd. [Member]
Noncontrolling Interest [Line Items]
Equity interest												51.00%
Mr. Guojun Niu [Member]
Noncontrolling Interest [Line Items]
Equity interest											51.00%
HK (FASTFLY) International Logistics Co.,Limited [Member]
Noncontrolling Interest [Line Items]
Equity interest											49.00%
HYTX Warehouse Inc. (“HYTX”) [Member]
Noncontrolling Interest [Line Items]
Equity interest					51.00%					51.00%
Ezhou GJHY [Member]
Noncontrolling Interest [Line Items]
Equity interest									51.00%
Yukon Flooring Bellaire LLC (“YFB”) [Member]
Noncontrolling Interest [Line Items]
Equity interest	95.00%				95.00%	95.00%
Ware house (in Square Meters) | m²	28,320					28,320
Yukon Flooring Bellaire LLC (“YFB”) [Member] | Class A Ordinary Shares [Member]
Noncontrolling Interest [Line Items]
Common stock shares issued (in Shares) | shares	2,219,828					2,219,828